UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Portfolio of Investments in Securities.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities (unaudited)

June 30, 2017

Long-Term State and Municipal Obligations - 93.2%	Principal Amount	Fair Value

Michigan - 29.6%
Bay City, Michigan, School District, 3.5%, November 2034 (Q-SBLF enhanced)	$400,000	$405,568
Berkley, Michigan, School District, 4%, May 2040 (Q-SBLF enhanced)	500,000	515,915
Escanaba, Michigan, Area Public Schools, 3.25%, May 2028 (Q-SBLF enhanced)	400,000	407,120
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	517,955
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 2022	45,000	45,127
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	291,288
Michigan State Building Authority, Revenue, 4%, October 2036	350,000	365,718
Michigan State Building Authority, Revenue, 4%, April 2040	250,000	257,813
Michigan State Building Authority, Revenue, 5%, October 2045	325,000	364,458
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	526,760
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 2039	500,000	531,115
Michigan State University, General Revenue, Stepped Coupon, 3%, August 2045	500,000	490,100
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced) (Pre-refunded)	400,000	413,020
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	824,536
Walled Lake, Michigan, Consolidated School District, 5%, May 2037 (Q-SBLF enhanced)	485,000	541,624
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced) (Pre-refunded)	650,000	671,430
Woodhaven-Brownstown, Michigan, School District, 5%, May 2040 (Q-SBLF enhanced)	375,000	423,420
		7,592,967
Alabama - 0.8%
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	195,000	195,341

Arizona - 3.7%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	281,030
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 2045	250,000	260,840
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	391,604
		933,474
Arkansas - 1.9%
Rogers, Arkansas, Sales and Use Tax, Revenue, 3%, November 2018	150,000	153,762
South Conway County School District No. 17, Arkansas, 3.75%, June 2045	335,000	338,943
		492,705
Georgia - 3.2%
Georgia State Housing and Finance Authority, 3.5%, December 2030	300,000	308,880
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	507,885
		816,765

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

June 30, 2017

Long-Term State and Municipal Obligations - 93.2%	Principal Amount	Fair Value

Hawaii - 3.1%
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2041	$250,000	$280,330
Hawaii State, Series DN, 5.5%, August 2028 (Pre-refunded)	335,000	351,067
Hawaii State, Series DN, 5.5%, August 2028	165,000	173,004
		804,401
Illinois - 6.8%
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	487,874
Illinois Finance Authority, 4%, October 2033	250,000	259,260
Rock Island County, Illinois, Public Building Revenue, 4%, December 2045	475,000	492,333
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	513,365
		1,752,832
Indiana- 2.0%
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	508,411

Maine - 0.7%
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 2034	175,000	186,485

Massachusetts - 2.4%
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured) (Pre-refunded)	445,000	458,216
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	55,000	56,580
Massachusetts State Housing Finance Agency, 3.35%, December 2028	105,000	106,845
		621,641
Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	263,928

Nevada - 1.0%
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037 (Pre-refunded)	250,000	255,763

New Jersey - 0.5%
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	110,000	112,944

New York - 9.5%
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 2035	275,000	292,418
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 2037	250,000	264,623
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 2041	335,000	353,244
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 2040	250,000	261,208
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028 (Pre-refunded)	500,000	521,955
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 2046	500,000	528,890
New York State Mortgage Agency, 3.1%, April 2028	200,000	206,546
		2,428,884

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities - Continued (unaudited)
June 30, 2017

Long-Term State and Municipal Obligations - 93.2%	Principal Amount	Fair Value

North Dakota - 0.4%
North Dakota, State, North Dakota Housing Finance Agency, Series B, Housing Finance Program, 3.05%, January 2025	$100,000	$104,749

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 2043	345,000	352,656

Pennsylvania - 7.8%
North Wales, Pennsylvania, Water Authority Revenue, 5%, November 2017	450,000	455,895
Pennsylvania State, Third Refunding, 5.375%, July 2017 (AGM insured)	455,000	455,000
Pennsylvania State, Series 1, 4%, June 2033	550,000	573,353
Pennsylvania State, Second Series, 4%, August 2035	500,000	520,730
		2,004,978
Texas - 9.9%
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	433,188
Corpus Christi, Texas, Independent School District, 4%, August 2034 (Texas Permanent School Fund guarantee)	250,000	267,498
Crosby, Texas, Independent School District, 5%, February 2043 (Texas Permanent School Fund guarantee)	250,000	283,680
Denton, Texas, Independent School District, 5%, August 2018 (Texas Permanent School Fund guarantee)	125,000	130,567
Prosper, Texas, 4%, February 2035	265,000	276,114
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032 (Pre-refunded)	55,000	56,412
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	565,000	579,927
University of Houston, Texas, Revenue, 3%, February 2028	340,000	345,511
Waco, Texas, 3.125%, February 2036	180,000	173,464
		2,546,361

Utah - 1.7%
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030 (Pre-refunded)	400,000	428,612

Virginia - 2.2%
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	279,735
Virginia College, Building Authority, Series, B, 4%, February 2028	250,000	270,590
		550,325

Washington - 3.6%
University of Washington, Revenue, 4.5%, April 2035	330,000	358,555
Washington State, Various Purpose, Series A, 5%, July 2032 (Pre-refunded)	295,000	295,000
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	279,792
		933,347

Total long-term state and municipal obligations - 93.2%		23,887,569

Money Market Fund - 5.8%	Shares
Goldman Sachs Financial Square Government Fund, 0.69%* (Cost $1,492,270)	1,492,270	1,492,270

Total investments - 99.0%		25,379,839

Other assets less liabilities, net - 1.0%		259,683

Net assets (100%)		$25,639,522

* Seven-day yield.

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities - Continued (unaudited)
June 30, 2017

Notes:

On June 30, 2017, the cost on a tax basis of investments in securities was $23,153,392. Net unrealized appreciation totaled $734,177 of which $807,503 related to appreciated securities and $73,326 related to depreciated securities.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an active market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.
Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is a follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s portfolio investments as of June 30, 2017, based on the inputs used to value them:

	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations	$—	$23,887,569	$—	$23,887,569
Money market fund	1,492,270	—	—	1,492,270
Total	$1,492,270	$23,887,569	$—	$25,379,839

Item 2. Controls and Procedures.

(a)        Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)        There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1)        Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: August 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: August 9, 2017

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: August 9, 2017

EXHIBIT INDEX

Exhibit No.             Description

EX.99.302CERT (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.